Consolidated Statements of Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders' Equity (Deficit) - USD ($)	Redeemable Preferred Stock, Common Stock and Noncontrolling Interests Preferred Stock Series A	Redeemable Preferred Stock, Common Stock and Noncontrolling Interests Preferred Stock Series B	Redeemable Preferred Stock, Common Stock and Noncontrolling Interests Common Stock	Redeemable Preferred Stock, Common Stock and Noncontrolling Interests Noncontrolling Interests	Preferred Stock Series A	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interests	Total
Balance at Sep. 30, 2013	$ 8,226,922	$ 3,067,039		$ 2,829,733				$ (22,608,182)		$ (22,608,182)
Balance (in shares) at Sep. 30, 2013	6,995	3,600				9,665,786
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Employee tax withholdings related to the vesting of restricted stock								(23,153)		(23,153)
Employee tax withholdings related to the vesting of restricted stock (in shares)						(2,831)
Repurchase of Series A redeemable preferred stock and deemed dividends	$ (4,155,679)							(3,336,855)		(3,336,855)
Repurchase of Series A redeemable preferred stock and deemed dividends	(3,314)
Sale of redeemable common stock, net of issuance costs			$ 10,895,000
Sale of redeemable common stock, net of issuance costs (In shares)			1,739,130
Sale of Series B redeemable preferred stock and common stock, net of issuance costs		$ 252,000				$ 148,000				148,000
Sale of Series B redeemable preferred stock and common stock, net of issuance costs (in shares)		400				115,942
Issuance of restricted stock (in shares)						90,869
Repurchase of restricted stock in exchange for notes payable						$ (148,000)		(949,750)		(1,097,750)
Repurchase of restricted stock in exchange for notes payable (in shares)						(636,376)
Exchange of restricted stock for performance-based stock units						(602,463)
Reclassification of stock based compensation liability								(364,187)		(364,187)
Repurchase of common stock								(3,312,500)		(3,312,500)
Repurchase of common stock (in shares)						(960,144)
Stock-based compensation expense						$ 2,764,878				2,764,878
Accretion of redeemable common stock	$ 716,753	$ 1,270,833	$ 1,330,096	271,314		$ (2,764,878)		(824,118)		(3,588,996)
Net loss								(13,732,473)		(13,732,473)
Balance at Sep. 30, 2014	$ 4,787,996	$ 4,589,872	$ 12,225,096	3,101,047				(45,151,218)		(45,151,218)
Balance (in shares) at Sep. 30, 2014	3,681	4,000	1,739,130			7,670,783
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution of common stock in Sonnet Biotherapeutics, Inc. to stockholders								(221,154)	$ 221,154	(221,154)
Contributions to noncontrolling interests									401,000	401,000
Repurchase of Series A redeemable preferred stock and deemed dividends	$ (142,370)							(83,631)		(83,631)
Repurchase of Series A redeemable preferred stock and deemed dividends	(113)
Sale of redeemable common stock, net of issuance costs						$ 44,142,463				44,142,463
Sale of redeemable common stock, net of issuance costs (In shares)						1,765,511
Repurchase of redeemable noncontrolling interests and deemed dividends				(1,546,818)				(1,215,000)		$ (1,215,000)
Forfeitures of restricted stock
Stock-based compensation expense						$ 8,925				$ 8,925
Accretion of redeemable common stock	$ 427,027	$ 528,336	$ 3,201,577	149,548		(4,306,488)				(4,306,488)
Net loss								(47,393,283)	(1,276,571)	(48,669,854)
Balance at Sep. 30, 2015	$ 5,072,653	$ 5,118,208	$ 15,426,673	1,703,777		$ 39,844,900		(94,064,286)	(654,417)	(54,873,803)
Balance (in shares) at Sep. 30, 2015	3,568	4,000	1,739,130			9,436,294
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deconsolidation of Sonnet Biotherapeutics, Inc.									$ 654,417	654,417
Employee tax withholdings related to the vesting of restricted stock						$ (71,760)				(71,760)
Employee tax withholdings related to the vesting of restricted stock (in shares)						(2,782)
Reincorporation to a Delaware Corporation	$ (5,072,653)	$ (5,118,208)			$ 102	$ (39,656,869)	$ 49,847,628			10,190,861
Reincorporation to a Delaware Corporation (in shares)	(3,568)	(4,000)			10,193	2,193,601
Issuance of common stock upon the dissolution of Parilis				$ (1,703,777)	$ 16	$ 2,267	1,701,494			1,703,777
Issuance of common stock upon the dissolution of Parilis (in shares)					1,626	226,663
Sale of redeemable common stock, net of issuance costs						$ 5,734	16,132,179			16,137,913
Sale of redeemable common stock, net of issuance costs (In shares)						573,788
Reclassification of stock based compensation liability							15,118,584			15,118,584
Stock-based compensation expense							(4,348,317)			(4,348,317)
Accretion of redeemable common stock			$ 1,969,953				(1,969,953)			(1,969,953)
Net loss								(20,406,592)		(20,406,592)
Balance at Mar. 31, 2016			$ 17,396,626		$ 118	$ 124,272	$ 76,481,615	$ (114,470,878)		$ (37,864,873)
Balance (in shares) at Mar. 31, 2016			1,739,130		11,819	12,427,164